Aggregate Amortized Cost and Fair Value of HTM by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	$ 125,383	$ 122,354	$ 212,962
Investment securities held-to-maturity, fair value	125,254	120,873
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	7,275
Investment securities held-to-maturity, fair value	7,281
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	37,424
Investment securities held-to-maturity, fair value	37,937
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	18,512
Investment securities held-to-maturity, fair value	18,688
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	62,172
Investment securities held-to-maturity, fair value	$ 61,348